Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 2,846,224	$ 8,909,871
Accounts receivable, less allowance for doubtful accounts of $68,539 in 2013 and $65,219 in 2012	3,729,106	3,617,925
Notes receivable	0	1,142,770
Materials and supplies	760,781	613,548
Gas in storage	10,316,240	9,466,095
Prepaid income taxes	836,966	2,072,687
Deferred income taxes	2,852,073	2,371,609
Under-recovery of gas costs	0	687,194
Other	866,646	1,365,615
Total current assets	22,208,036	30,247,314
UTILITY PROPERTY:
In service	144,388,721	135,912,571
Accumulated depreciation and amortization	(48,653,487)	(46,563,520)
In service, net	95,735,234	89,349,051
Construction work in progress	2,001,315	1,481,041
Utility plant, net	97,736,549	90,830,092
OTHER ASSETS:
Regulatory assets	4,474,111	8,542,048
Other	108,005	136,884
Total other assets	4,582,116	8,678,932
TOTAL ASSETS	124,526,701	129,756,338
LIABILITIES AND STOCKHOLDERS’ EQUITY
Note payable	15,000,000	15,000,000
Dividends payable	847,736	817,462
Accounts payable	5,723,107	4,756,460
Customer credit balances	1,277,515	2,382,089
Customer deposits	1,476,451	1,567,501
Accrued expenses	2,118,182	2,102,165
Over-recovery of gas costs	1,027,303	0
Fair value of marked-to-market transactions	1,986,695	2,916,718
Total current liabilities	29,456,989	29,542,395
LONG-TERM DEBT	13,000,000	13,000,000
DEFERRED CREDITS AND OTHER LIABILITIES:
Asset retirement obligations	4,525,355	4,251,295
Regulatory cost of retirement obligations	8,180,173	7,828,157
Benefit plan liabilities	5,582,073	12,541,251
Deferred income taxes	14,276,596	11,898,178
Deferred investment tax credits	3,093	12,132
Total deferred credits and other liabilities	32,567,290	36,531,013
COMMITMENTS AND CONTINGENCIES (Note 9)
Stockholders’ Equity:
Common Stock, $5 par value; authorized 10,000,000 shares; issued and outstanding 4,709,326 and 4,670,567 shares in 2013 and 2012, respectively	23,546,630	23,352,835
Preferred stock, no par; authorized 5,000,000 shares; no shares issued and outstanding in 2013 and 2012	0	0
Capital in excess of par value	8,003,787	7,375,666
Retained earnings	20,103,239	23,904,514
Accumulated other comprehensive loss	(2,151,234)	(3,950,085)
Total stockholders’ equity	49,502,422	50,682,930
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 124,526,701	$ 129,756,338